Others - Schedule of Gearing Ratio (Details) - TWD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Schedule of Gearing Ratio [Abstract]
Total borrowings	$ 120,757	$ 133,875	$ 165,481
Total asset	$ 298,402	$ 315,164	$ 418,068
Gearing ratio	40.47%	42.48%	39.58%